BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

2.	BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

a)	Basis of presentation and comparison of information

The accompanying Unaudited Interim Condensed Consolidated Financial Statements as of and for the six months ended June 30, 2023 (the “Unaudited Interim Condensed Consolidated Financial Statements”), were prepared according to International Accounting Standard 34 (“IAS 34”), “Interim Financial Reporting”. According to IAS 34, interim financial reporting is intended to bring the contents of Codere Online’s last Consolidated Financial Statements up to date, emphasizing any new activities, events or circumstances that occurred during the six months ended June 30, 2023 but without duplicating the information previously published in the Consolidated Carve-out Financial Statements. Therefore, in order to properly understand the information included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements, they must be read together with Codere Online’s Consolidated Carve-out Financial Statements as of December 31, 2022.

The Unaudited Interim Condensed Consolidated Financial Statements of Codere Online were prepared and approved on November, 14, 2023.

Codere Online has used the same accounting policies throughout all of the periods presented in the Unaudited Interim Condensed Consolidated Financial Statements, which are compliant with the International Financial Reporting Standards (hereinafter (“IFRS”) effective at the end of June 30, 2023.

a.1.)	Going concern

The Unaudited Interim Condensed Consolidated Financial Statements present positive equity of €21.6 million euros as of June 30, 2023 and €24.5 million as of December 31, 2022. Additionally, as of June 30, 2023 Codere Online had positive working capital (current assets - current liabilities) amounting to €21.3 million and positive working capital amounting to €25.6 million as of December 31, 2022.

Since its inception, Codere Online has incurred in recurring losses and negative cash flows from operations including net losses of €0.3 million for the six month period ended June 30, 2023 and €16.8 million for the six month period ended June 30, 2022. As of June 30, 2023, Codere Online had a shareholders’ equity position of €21.6 million and €45.4 million of cash and cash equivalents, €5.1 million of which was restricted (as of June 30 2022, Codere Online had €84.5 million in cash, of which €4.7 million was restricted).

Codere Online’s management has prepared these Interim Financial Statements assuming that Codere Online will continue as a going concern. Codere Online’s management has considered its current liquidity position, its actual operating performance, and its reasonable expectations regarding operating performance over the coming three years, which have led management to believe that Codere Online has adequate resources to continue in operational existence for the next twelve months.

Notwithstanding, Codere Online is dependent on its controlling shareholder (Codere Group) for the use of the Codere brand, certain gaming licenses and the provision of certain services. Codere Group is currently undergoing a financial restructuring process, the outcome of which is still uncertain, but potentially material for the Company’s business, results of operations and financial condition.

a.2.)	Changes in perimeter

The perimeter consists of 10 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Gibraltar, Israel, Argentina and Malta) and 2 holding companies (Spain and Luxembourg) as described in Note 1 of these Unaudited Interim Condensed Consolidated Financial Statements.

Following an internal reorganization of Codere Online, Codere (Gibraltar) Marketing Services LTD operations were discontinued effective as of April 30, 2023, and we expect to liquidate this Supporting Entity on or before December 31, 2023 as detailed in the Other Information Note (Note 13).

The Malta operating entity (Codere Online Operator LTD) and the Malta supporting entity (Codere Online Management Services LTD) will be liquidated in the fourth quarter of 2023 as detailed in the Events After the Reporting Date Note (Note 14). No material impact is expected regarding the Malta operating entity liquidation.

a.3.)	Accounting estimates and judgments

The preparation of these Unaudited Interim Condensed Consolidated Financial Statements requires that management make some judgments, estimates and assumptions that affect the application of accounting policies and the balances of assets, liabilities, income and expenses. The estimates and related assumptions are based on historical experience and other factors that are understood as reasonable under the circumstances.

b)	Accounting policies

The accounting policies used in the preparation of the accompanying Unaudited Interim Condensed Consolidated Financial Statements are the same as those applied in the Consolidated Financial Statements as of and for the year ended December 31, 2022, since none of the standards, interpretations or modifications that are applicable have had an impact on the Codere Online’s accounting policies for the six months ended June 30, 2023.

New IFRS, IFRIC and amendments to IFRS not effective as of June 30, 2023

As of the approval date of the Unaudited Interim Condensed Consolidated Financial Statements, the following standards, amendments and interpretations had been published by the IASB, but their application was not mandatory:

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
Amendment to IAS 1 - Classification of Liabilities as Current or Non-current. Non-current Liabilities with Covenants

The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.

1 January 2024

Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:	1 January 2024

Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements	The amendments will add disclosure requirements, and ‘signposts’ within existing disclosure requirements, that ask entities to provide qualitative and quantitative information about supplier finance arrangements.	1 January 2024

Codere Online estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the Consolidated Financial Statements in the initial period of application.